SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Antidilutive Securities

	December 31,
	2022	2021
Options	2,829,756	1,953,882
Warrants	985,533	985,533
Total	3,815,289	2,939,415